Discontinued operations - Summary of income statements in respect of discontinued operation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Net loss from discontinued operations	¥ (6,105)	$ (885)	¥ (100,267)	¥ (954,327)
Academic After-school Tutoring Business [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			1,338,563	640,709
Cost of revenues	(3,972)		(421,190)	(293,860)
Gross profit/(loss)	(3,972)		917,373	346,849
Operating expenses:
Sales and marketing expenses			(862,153)	(1,223,414)
Research and development expenses	(475)		(97,521)	(52,409)
General and administrative expenses			(57,966)	(25,353)
Total operating expenses	(475)		(1,017,640)	(1,301,176)
Loss from operations	(4,447)		(100,267)	(954,327)
Others, net	(1,658)
Net loss from discontinued operations	¥ (6,105)		¥ (100,267)	¥ (954,327)